Schedule of Investments - Virtus Silvant Growth Opportunities ETF

April 30, 2026 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 96.4%
Communication Services - 17.1%
Alphabet, Inc. Class A	830	$319,384
Meta Platforms, Inc. Class A	206	126,053
Netflix, Inc.*	1,034	96,793
Total Communication Services		542,230
Consumer Discretionary - 9.9%
Amazon.com, Inc.*	591	156,651
Las Vegas Sands Corp.	600	32,766
MercadoLibre, Inc. (Brazil)*	15	26,889
Royal Caribbean Cruises Ltd.	370	97,591
Total Consumer Discretionary		313,897
Financials - 3.9%
Visa, Inc. Class A	375	123,690
Health Care - 7.1%
Eli Lilly & Co.	160	149,536
Intuitive Surgical, Inc.*	167	76,421
Total Health Care		225,957
Industrials - 8.9%
GE Vernova, Inc.	140	151,684
General Electric Co.	445	129,019
Total Industrials		280,703
Information Technology - 47.8%
Apple, Inc.	1,040	282,204
AppLovin Corp. Class A*	70	31,244
ARM Holdings PLC*(1)	210	44,167
ASML Holding NV Class G (Netherlands)	26	37,414
Autodesk, Inc.*	165	39,105
Broadcom, Inc.	564	235,431
Fair Isaac Corp.*	49	50,225
Microsoft Corp.	644	262,610
NVIDIA Corp.	2,379	474,777
Palantir Technologies, Inc. Class A*	390	54,253
Total Information Technology		1,511,430
Materials - 1.7%
Vulcan Materials Co.	175	52,805

TOTAL INVESTMENTS - 96.4%
(Cost $3,036,216)		3,050,712
Other Assets in Excess of Liabilities - 3.6%		112,509
Net Assets - 100.0%		$3,163,221

*	Non-income producing security.
(1)	American Depositary Receipts.

Schedule of Investments - Virtus Silvant Growth Opportunities ETF (continued)

April 30, 2026 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2026.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$3,050,712	$—	$—	$3,050,712
Total	$3,050,712	$—	$—	$3,050,712